Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Nov. 18, 2022
Registrant Name	dei_EntityRegistrantName	PIMCO Equity Series
CIK	dei_EntityCentralIndexKey	0001479360
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 18, 2022
Effective Date	dei_DocumentEffectiveDate	Nov. 18, 2022
Prospectus Date	rr_ProspectusDate	Nov. 01, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A